Virtus KAR International Small-Mid Cap Fund II,

a series of Virtus Opportunities Trust

Supplement dated October 25, 2021 to the Summary Prospectus and

Statutory Prospectus and Statement of Additional Information (“SAI”)

dated February 1, 2021, as supplemented

Important Notice to Investors

Effective October 22, 2021, Virtus KAR International Small-Mid Cap Fund II (the “Fund”) formerly a series of Virtus Opportunities Trust, was merged with and into Virtus KAR International Small-Mid Cap Fund, a series of Virtus Opportunities Trust. The Fund has ceased to exist and is no longer available for sale. Accordingly, the Fund’s Summary Prospectus, Statutory Prospectus and SAI are no longer valid. In addition, all references to the Fund are hereby removed from the Virtus Opportunities Trust Statutory Prospectus and SAI. Information relating to the Virtus KAR International Small-Mid Cap Fund is contained in the Prospectus of the Trust dated September 24, 2021.

Investors should retain this supplement with the Prospectuses and SAI for future reference.

VOT 8020/KAR SMID II Merged (10/2021)